FAIR VALUE ACCOUNTING (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Assets and liabilities measured at fair value on a recurring basis
The following tables set forth the Company’s assets and liabilities measured at fair value on a recurring (at least annually) and nonrecurring basis by level within the fair value hierarchy. As required by accounting guidance, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair Value at December 31, 2022
	Total	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents (1)	$2,877	$2,877	$—	$—
Restricted cash	67	67	—	—
Time deposits and other (Note 15)	846	—	846	—
Trade receivables from provisional concentrate sales, net	364	—	364	—
Long-lived assets (Note 6)	25	—	—	25
Marketable and other equity securities (Note 15)	260	250	10	—
Restricted marketable debt securities (Note 15)	27	23	4	—
Restricted other assets (Note 15)	8	8	—	—
Contingent consideration assets (Note 14)	188	—	—	188
Derivative assets (Note 14)	20	—	20	—
	$4,682	$3,225	$1,244	$213
Liabilities:
Debt (2)	$5,136	$—	$5,136	$—
Contingent consideration liabilities (Note 14)	3	—	—	3
	$5,139	$—	$5,136	$3

	Fair Value at December 31, 2021
	Total	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents (1)	$4,992	$4,992	$—	$—
Restricted cash	101	101	—	—
Trade receivables from provisional concentrate sales, net	297	—	297	—
Assets held for sale (Note 1)	68	—	68	—
Marketable and other equity securities (Note 15) (3)	335	318	17	—
Restricted marketable debt securities (Note 15)	35	28	7	—
Restricted other assets (Note 15)	16	16	—	—
Contingent consideration assets (Note 14)	171	—	—	171
	$6,015	$5,455	$389	$171
Liabilities:
Debt (2)	$6,712	$—	$6,712	$—
Contingent consideration liabilities (Note 14)	5	—	—	5
Other	6	—	6	—
	$6,723	$—	$6,718	$5
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(1)Cash and cash equivalents at December 31, 2022 include time deposits that have an original maturity of three months or less.
(2)Debt is carried at amortized cost. The outstanding carrying value was $5,571 and $5,652 at December 31, 2022 and December 31, 2021, respectively. The fair value measurement of debt was based on an independent third-party pricing source.
(3)Excludes certain investments accounted for under the measurement alternative.

Quantitative and qualitative information
The following tables set forth a summary of the quantitative and qualitative information related to the significant observable and unobservable inputs used in the calculation of the Company’s Level 3 financial assets and liabilities at December 31, 2022 and December 31, 2021:

Description	At December 31, 2022	Valuation technique	Significant input	Range, point estimate or average
Long-lived assets	$25	Income approach	Various (1)	Various (1)
Contingent consideration assets	$188	Monte Carlo (2)	Discount rate (3)	8.75 - 29.59%
Contingent consideration liabilities	$3	Discounted cash flow	Discount rate (3)	5.56 - 7.08%
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(1)Refer to Note 6 for information on the assumptions and inputs specific to the non-recurring fair value measurements performed in connection with recoverability and impairment tests incurred for certain long-lived assets and goodwill reporting units.
(2)A Monte Carlo valuation model is used for the fair value measurement of the Batu Hijau contingent consideration asset. All other contingent consideration assets are valued using a probability-weighted discounted cash flow where the significant input is the discount rate.
(3)The weighted average discount rates used to calculate the Company’s contingent consideration assets and liabilities are 11.86% and 6.07%, respectively. Various other inputs including, but not limited to, metal prices and production profiles were utilized in determining the fair value of the individual contingent consideration assets.

Description	At December 31, 2021	Valuation technique	Significant input	Range, point estimate or average
Contingent consideration assets	$171	Monte Carlo (1)	Discount rate (2)	4.48 - 5.88%
Contingent consideration liabilities	$5	Discounted cash flow	Discount rate (2)	2.48 - 3.35%
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(1)A Monte Carlo valuation model is used for the fair value measurement of the Batu Hijau contingent consideration asset. All other contingent consideration assets are valued using a probability-weighted discounted cash flow where the significant input is the discount rate.
(2)The weighted average discount rate used to calculate the Company’s contingent consideration assets and liabilities are 5.63% and 2.83%, respectively. Various other inputs including, but not limited to, metal prices, production profiles and new mineralization discoveries were utilized in determining the fair value of the individual contingent consideration assets.

Changes in the fair value of the Company's Level 3 financial assets
The following tables set forth a summary of changes in the fair value of the Company’s recurring Level 3 financial assets and liabilities:

	Contingent Consideration Assets (1)	Total Assets	Contingent Consideration Liabilities	Total Liabilities
Fair value at December 31, 2020	$119	$119	$—	$—
Additions and settlements	—	—	—	—
Revaluation	52	52	5	5
Fair value at December 31, 2021	$171	$171	$5	$5
Additions and settlements	1	1	—	—
Revaluation	16	16	(2)	(2)
Fair value at December 31, 2022	$188	$188	$3	$3
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(1)In 2022, the (loss) gain recognized on revaluation of $(2) and $18 are included in Other Income (loss), net and Net income (loss) from discontinued operations, respectively. In 2021, the gain recognized on revaluation is primarily included in Net income (loss) from discontinued operations.

Changes in the fair value of the Company's Level 3 financial liabilities
The following tables set forth a summary of changes in the fair value of the Company’s recurring Level 3 financial assets and liabilities:

	Contingent Consideration Assets (1)	Total Assets	Contingent Consideration Liabilities	Total Liabilities
Fair value at December 31, 2020	$119	$119	$—	$—
Additions and settlements	—	—	—	—
Revaluation	52	52	5	5
Fair value at December 31, 2021	$171	$171	$5	$5
Additions and settlements	1	1	—	—
Revaluation	16	16	(2)	(2)
Fair value at December 31, 2022	$188	$188	$3	$3
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(1)In 2022, the (loss) gain recognized on revaluation of $(2) and $18 are included in Other Income (loss), net and Net income (loss) from discontinued operations, respectively. In 2021, the gain recognized on revaluation is primarily included in Net income (loss) from discontinued operations.